Note 19 - Stock Based Compensation - Summary of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Granted, number of shares (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)		$ 0	$ 19.26
Directors Stock Option Plan [Member]
Outstanding, number of shares (in shares)	9,000	19,500	40,500
Outstanding, weighted average exercise price (in dollars per share)	$ 18.76	$ 19.42	$ 21.49
Granted, number of shares (in shares)	0	0	0
Granted, weighted average exercise price (in dollars per share)	$ 0	$ 0	$ 0
Exercised, number of shares (in shares)	0	0	(7,500)
Exercised, weighted average exercise price (in dollars per share)	$ 0
Expired, number of shares (in shares)	(9,000)	(10,500)	(13,500)
Expired, weighted average exercise price (in dollars per share)	$ 18.76	$ 20.02	$ 25.72
Outstanding, number of shares (in shares)	0	9,000	19,500
Outstanding, weighted average exercise price (in dollars per share)	$ 0	$ 18.76	$ 19.42
Exercisable, number of shares (in shares)	0
Exercisable, weighted average exercise price (in dollars per share)	$ 0